Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2018, future minimum commitments under non-cancelable agreements were as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Facilities and offices rental commitments	187,581	103,807	66,499	15,243	15,580	49,562	438,272
Server custody and bandwidth fee commitments	37,827	—	—	—	—	—	37,827
Advertising commitments	54,681	—	—	—	—	—	54,681
Bank loans and accrued interest payable	820,750	—	—	—	—	—	820,750
Total	1,100,839	103,807	66,499	15,243	15,580	49,562	1,351,530